S-K 1603(a) SPAC Sponsor	Mar. 27, 2026 USD ($) $ / shares shares
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Nature of Reimbursement
●	unless MLAC consummates an initial business combination, it is possible that MLAC’s officers, directors and the Sponsor may not receive reimbursement for out-of-pocket expenses incurred by them, to the extent that such expenses exceed the amount of available funds not deposited in the Trust Account (provided, however, that, as of the date of this proxy statement/ prospectus, MLAC’s officers and directors have not incurred (nor are any of them expecting to incur) out-of-pocket expenses exceeding such funds available to MLAC for reimbursement thereof, but provided, further, that if any such expenses are incurred prior to consummation of the Business Combination, MLAC’s officers, directors and the Sponsor may not receive reimbursement therefor if the proposed Business Combination is not consummated);

Mountain Lake Acquisition Sponsor LLC [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Mountain Lake Acquisition Sponsor LLC
SPAC Sponsor Form of Organization	Limited Liability Company
Material Roles and Responsibilities [Text Block]

MLAC has adopted an audit committee charter, which details the principal functions of the audit committee, including:

●	assisting board oversight of (1) the integrity of its financial statements, (2) its compliance with legal and regulatory requirements, (3) its independent auditor’s qualifications and independence, and (4) the performance of its internal audit function and independent auditors; the appointment, compensation, retention, replacement, and oversight of the work of the independent auditors and any other independent registered public accounting firm engaged by MLAC;
●	pre-approving all audit and non-audit services to be provided by the independent auditors or any other registered public accounting firm engaged by MLAC, and establishing pre-approval policies and procedures; reviewing and discussing with the independent auditors all relationships the auditors have with MLAC in order to evaluate their continued independence;
●	setting clear policies for audit partner rotation in compliance with applicable laws and regulations; obtaining and reviewing a report, at least annually, from the independent auditors describing (1) the independent auditor’s internal quality-control procedures and (2) any material issues raised by the most recent internal quality-control review, or peer review, of the audit firm, or by any inquiry or investigation by governmental or professional authorities, within the preceding five years respecting one or more independent audits carried out by the firm and any steps taken to deal with such issues;
●	meeting to review and discuss its annual audited financial statements and quarterly financial statements with management and the independent auditor, including reviewing its specific disclosures under “MLAC’s Management’s Discussion and Analysis of Financial Condition and Results of Operations”; reviewing and approving any related party transaction required to be disclosed pursuant to Item 404 of Regulation S-K promulgated by the SEC prior to MLAC entering into such transaction; and
●	reviewing with management, the independent auditors, and its legal advisors, as appropriate, any legal, regulatory or compliance matters, including any correspondence with regulators or government agencies and any employee complaints or published reports that raise material issues regarding its financial statements or accounting policies and any significant changes in accounting standards or rules promulgated by the Financial Accounting Standards Board, the SEC or other regulatory authorities.

MLAC has adopted a compensation committee charter, which details the principal functions of the compensation committee, including:

●	reviewing and approving on an annual basis the corporate goals and objectives relevant to its chief executive officer’s compensation, evaluating its chief executive officer’s performance in light of such goals and objectives and determining and approving the remuneration (if any) of its chief executive officer based on such evaluation;
●	reviewing and making recommendations to its board of directors with respect to the compensation, and any incentive compensation and equity based plans that are subject to board approval of all of its other officers;
●	reviewing its executive compensation policies and plans;
●	implementing and administering its incentive compensation equity-based remuneration plans;
●	assisting management in complying with its proxy statement and annual report disclosure requirements;
●	approving all special perquisites, special cash payments and other special compensation and benefit arrangements for its officers and employees;
●	producing a report on executive compensation to be included in its annual proxy statement; and
●	reviewing, evaluating and recommending changes, if appropriate, to the remuneration for directors.

MLAC shall pay Paul Grinberg, the Chairman and Chief Executive Officer and Douglas Horlick, the President Chief Financial Officer, an aggregate of up to $20,000 per month for their services as executive officers and directors of MLAC. Other than the compensation described above, no other compensation of any kind, including finders, consulting or other similar fees, will be paid to any of MLAC’s existing shareholders, officers, directors or any of their respective affiliates, prior to, or for any services they render in order to effectuate the consummation of an initial business combination. Accordingly, it is likely that prior to the consummation of an initial business combination, the compensation committee will only be responsible for the review and recommendation of any compensation arrangements to be entered into in connection with such initial business combination.

MLAC Memorandum and Articles also provides that the compensation committee may, in its sole discretion, retain or obtain the advice of a compensation consultant, independent legal counsel or other adviser and will be directly responsible for the appointment, compensation and oversight of the work of any such adviser.

MLAC has adopted a nominating and corporate governance committee charter, which details the purpose and responsibilities of the nominating and corporate governance committee, including:

●	identifying, screening and reviewing individuals qualified to serve as directors, consistent with criteria approved by the board, and recommending to the board of directors candidates for nomination for appointment at the annual general meeting of shareholders or to fill vacancies on the board of directors;
●	developing and recommending to the board of directors and overseeing implementation of its corporate governance guidelines;
●	coordinating and overseeing the annual self-evaluation of the board of directors, its committees, individual directors and management in the governance of MLAC; and
●	reviewing on a regular basis its overall corporate governance and recommending improvements as and when necessary.

MLAC Memorandum and Articles also provides that the nominating and corporate governance committee may, in its sole discretion, retain or obtain the advice of, and terminate, any search firm to be used to identify director candidates, and will be directly responsible for approving the search firm’s fees and other retention terms.

MLAC has not formally established any specific, minimum qualifications that must be met or skills that are necessary for directors to possess. In general, in identifying and evaluating nominees for director, the board of directors considers educational background, diversity of professional experience, knowledge of its business, integrity, professional reputation, independence, wisdom, and the ability to represent the best interests of its shareholders. Prior to its initial business combination, holders of MLAC Public Shares will not have the right to recommend director candidates for nomination to the MLAC Board.

SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	2,800,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10